Annual Report


       Diversified
       Small-Cap
       Growth Fund

      -------------------
       December 31, 1998
      -------------------

[ART WORK APPEARS HERE]

T. Rowe Price

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

Diversified Small-Cap Growth Fund

 .    The 1998 stock market was notable for its extreme volatility and the huge divergence between large-cap stock returns and small-cap returns.

 .    Performance was negative for the past six months and modestly positive for the year. Returns for both periods exceeded those of the Russell 2000 Growth Index and the Lipper average of similar funds.

 .    The fund's technology holdings managed a small gain in the second half, but small stocks in all sectors lagged those of large companies.

 .    In the final six months, about half of earnings estimates revisions on portfolio companies were positive, a rate exceeding that for S&P 500 companies.

 .    Valuations are more favorable for the portfolio than for the overall market, and we are optimistic that performance leadership will change.

Fellow Shareholders

The most notable feature of stock market returns over the past six months must surely be the increased level of volatility. For the overall stock market, as measured by the S&P 500, the volatility exhibited in 1998 was topped only twice during the past 50 years. Investors in the fund were exposed to even greater price volatility, with returns in excess of 3% (either up or down) on 17 separate days during the year.

The second most notable feature was the huge divergence between the performance of the S&P 500 and any index of smaller companies. The S&P 500 had another superb year, rising 28.57%, while the Russell 2000, for example, declined 2.55%. The S&P 500's strong overall return masked significant size bias within the index, as the smallest half of the index was flat for the year. The 50 largest companies in the index posted returns, on average, well above 30%.

-----------------------
Performance Comparison
--------------------------------------------------------------------------------

Periods Ended 12/31/98                                    6 Months   12 Months
--------------------------------------------------------------------------------
Diversified Small-Cap
Growth Fund                                                -2.60%       3.58%
 ................................................................................
Russell 2000 Growth Index                                  -4.01        1.23
 ................................................................................
Lipper Small Cap Fund Index                                -6.86       -0.85
 ................................................................................

It is hard to look at the fund's 1998 performance without mixed emotions. The fund fell early in the year but rebounded sharply in the fourth quarter to post a small positive return for the year. This furious rally -- the fourth-best quarter for small-cap growth stocks since 1979 -- reversed what was up to that point a classic bear market. Compared to where we stood in October, the full year result looks pretty good. In addition, the fund's performance was solid relative to the appropriate benchmarks, outperforming both the Lipper Small Cap Fund Index and the Russell 2000 Growth Index. Nevertheless, with the S&P 500 and most large-cap indices having another banner year in 1998, it's hard not to be disappointed with small-cap stocks yet again.

YEAR-END DISTRIBUTION

On December 15, your fund's Board of Directors declared a $0.03 per share short-term capital gain payable to shareholders of record on that

-----------------------------
Preparing For The Year 2000
--------------------------------------------------------------------------------

The Year 2000 draws closer every day, and it holds special meaning beyond the arrival of a new millennium. The issue for investors is that many computer programs throughout the world use two digits instead of four to identify the year and may assume the next century starts with 1900. If these programs are not modified, they will not be able to correctly handle the century change when the year changes from O99O to O00O on January 1, 2000, and they will no longer be able to perform necessary functions. The Year 2000 issue affects all companies and organizations.

T. Rowe Price has been taking steps to assure that its computer systems and processes are capable of functioning in the Year 2000. Detailed plans for remediation efforts have been developed and are currently being executed.

OUR PLAN OF ACTION

We began to address these issues several years ago by requiring that all new systems process and store four-digit years. All critical systems have been reprogrammed (including business applications required to service our customers and processing infrastructure necessary to ensure the integrity of customer data and investments), and they are currently being tested. Because we exchange data electronically with customers and vendors, we are working with them to assess the adequacy of their own compliance efforts. Our goal is to ensure the continuation of the same level of service to all our mutual fund shareholders and clients after December 31, 1999.

We are asking all vendors and companies we do business with for a Year 2000 compliance status, with the expectation that some organizations will not be able to modify their interface files prior to December 31, 1999. In addition, we are scheduling tests for critical vendors and companies that claim Year 2000 compliance to ensure that time-related data and calculations function properly as we move into the next century.

SMOOTH TRANSITION PLANNED

We believe our programs and initiatives will provide a smooth transition into the next millennium. We are assessing all systems providing products or services to our retail mutual fund shareholders, retirement plan sponsors, and participants, and we have modified them where necessary for the Year 2000.

The Securities Industry Association (SIA) is coordinating Year 2000 testing to assure that securities markets, clearing corporations, depositories, and third party service providers can send, receive, and process files and transactions accurately. In late July 1998, the SIA completed a beta test of Year 2000 readiness. The test was considered successful in terms of transactions completed and will serve as the basis for the SIA's industry-wide approach. During October 1998, T. Rowe Price completed its beta test of Year 2000 readiness with the SIA and is ready for the industry-wide test that is scheduled for March and April 1999.

For a more detailed discussion of our Year 2000 effort, as well as continuing updates on our progress, please check our Web site (www.troweprice.com).

date. You should already have received a check or statement reflecting this distribution and also Form 1099-DIV reporting it for tax purposes.

MARKET ENVIRONMENT

While the second half of 1998 opened with a spurt in performance for the S&P 500, smaller-cap issues continued a decline that began in late April. Against this already weak backdrop, the sector was vulnerable to events affecting the overall market, and international economic issues provided the catalyst for a sharp decline. Russia's debt default in July followed by the well-publicized difficulties faced by Long-Term Capital Management, a prominent and highly leveraged hedge fund, dramatically altered investors' attitudes toward risk.

--------------------------------------------------------------------------------
 . . . VALUATIONS OF SMALL-CAP GROWTH STOCKS RELATIVE TO

LARGE-CAPS . . . REACHED ROCK-BOTTOM LEVELS.
--------------------------------------------------------------------------------

For the next three months, investors strongly preferred low-risk investments. This pattern was seen across asset classes, as stocks dramatically underperformed money market funds and similar conservative investments. Within each major asset class the same behavior was found -- high-yield (junk) bonds significantly lagged Treasuries, emerging market securities trailed those of developed countries, and small-cap aggressive growth stocks underperformed even large-cap stocks with low P/E ratios, such as telephone utilities. The bear market in small-cap stocks led to declines of over 40% from the peak. Many individual stocks, including some in our portfolio, fell 80% or more despite reasonably good fundamentals.

The environment changed abruptly in early October. From October 8 through the end of the year, small-cap growth stocks surged, with the fund rising almost 55%. It is hard to find an explanation for this reversal, except to note that valuations of small-cap growth stocks relative to large-caps had reached rock-bottom levels. As the quarter progressed, investors grew more comfortable with economic conditions, especially in view of the Federal Reserve's three interest rate cuts, and with the potential impact of foreign crises on U.S. companies. Stock returns followed the rise in confidence.

For the entire second half, large-cap stocks were the best performers; even within the universe of candidates we consider for the fund, larger companies outperformed smaller ones. Another strong differentiator was earnings variability; stocks with consistent earnings sharply outperformed those with more cyclicality.

PORTFOLIO REVIEW

The fund invests in small, rapidly growing companies and holds a well-diversified portfolio with over 300 stocks. At year-end, its average market capitalization stood at $1.1 billion, and we expect portfolio companies to increase earnings per share at an average rate of 24% annually over the next five years. The high-growth approach we follow means that we tend to invest in companies with relatively high valuations, but we try to avoid the extremes and look for consistent earnings. Some other important characteristics of our portfolio management approach are lower-than-average turnover (39.8% for 1998) and a philosophy of staying fully invested.

--------------------------
Portfolio Characteristics
--------------------------------------------------------------------------------

                                   Diversified Small-Cap
As of 12/31/98                               Growth Fund            S&P 500
--------------------------------------------------------------------------------
Market Cap (Investment-
Weighted Median)                            $1.1 billion      $61.5 billion
 ................................................................................
Earnings Growth Rate
Estimated Next 5 Years *                           23.5%              13.6%
 ................................................................................
P/E Ratio (Based on Next 12
Months' Estimated Earnings)                        24.5X              25.4X
 ................................................................................

*Forecasts are based on T. Rowe Price research and are in no way an indication of future investment returns.

The fund's second half return of -2.60% masked dramatic differences across sectors. No sector performed especially well, but those we hold most heavily were among the best. Technology stocks actually managed a small gain, led by stocks such as Cybex Computer Products, a PC connectivity specialist, and Symbol Technologies, which manufacturers bar code scanning equipment. Media and telecommunications stocks, such as satellite manufacturer Comsat and the diversified information services company Media General, were also good performers. Another bright spot in the portfolio was retailing, where our holdings in Office Depot and CDW Computer Centers advanced sharply. Double-digit losses were suffered in financial stocks, consumer durables and cyclicals, capital equipment, and especially in natural resource-related stocks. A common thread across the worst-performing sectors was an increased sensitivity to overall economic growth; conversely, the best sectors were those that did not depend on the overall economy to generate good results.

Internet-related stocks produced astounding gains, often in spectacularly brief periods. IPOs such as Theglobe.com and Earthweb rose by more than 300% on their first day of trading. More "established" Internet stocks such as eBay or Amazon.com produced staggering returns in the fourth quarter, and even a relatively disappointing stock such as Yahoo! was up 83%. While the fund has some exposure to the Internet -- some pure plays such as E*TRADE, an on-line brokerage firm, and many other companies with signficant Web strategies -- for the most part we have declined to invest in the more speculative or outrageously valued companies.

--------------------------------------------------------------------------------
CASH FLOW INTO AGGRESSIVE GROWTH FUNDS TURNED POSITIVE IN NOVEMBER, ALTHOUGH FOR THE YEAR IT WAS DOWN SHARPLY FROM 1997.
--------------------------------------------------------------------------------

There are many examples of stocks doubling (or more) in one day after announcing Internet-related ventures, and this seems a clear case of speculative fever. Without a doubt the Internet will affect commerce, but investors are acting as if every company will be the next Microsoft.

We monitor how analysts revise their earnings estimates on portfolio companies and use this as a quick way to judge the fundamental performance of our stocks. In the second half, about 48% of the revisions were positive (meaning that analysts raised their estimates), although the number declined as the year progressed. This was about 10% higher than the rate of positive increases for the S&P 500.

Supply and demand for aggressive investments is an important determinant of performance. Investor sentiment toward the small-cap sector remains poor, although good fourth quarter performance seems to have prodded some investors into action. Cash flow into aggressive growth funds turned positive in November, although for the year it was down sharply from 1997. This is important for the fund's performance, because it is difficult for this sector to do well without an accompanying inflow of cash from investors.

OUTLOOK

Each quarter in 1998 had a dramatically different personality, and stock performance shifted direction abruptly several times during the year. Last year was a "poster child" for the difficulties of market timing. For example, from the trough on October 8 through the end of the year, the fund rose more than 55%. Given the poor performance earlier in the year and the dismal environment in early October, it would have been understandable for a market timing investor to reduce exposure to the sector. Of course, this would have been a serious mistake.

Although we cannot predict when the markets will turn around, we can observe that valuations as well as fundamental trends seem to be more favorable for the companies in the fund than the overall market. Small-cap stocks have typically exhibited relative performance cycles of five to seven years, and we just concluded the fifth year of the current cycle.



Respectfully submitted,

/s/ Richard T. Whitney

Richard T. Whitney
President and Chairman of the Investment Advisory Committee

January 21, 1999

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Portfolio Highlights
--------------------------------------------------------------------------------

   TWENTY-FIVE LARGEST HOLDINGS

                                                                    Percent of
                                                                    Net Assets
                                                                      12/31/98
--------------------------------------------------------------------------------
Citrix Systems                                                             0.8%
 ................................................................................
Concord EFS                                                                0.8
 ................................................................................
Serologicals                                                               0.8
 ................................................................................
Symbol Technologies                                                        0.8
 ................................................................................
HBO                                                                        0.7
--------------------------------------------------------------------------------
Insight Enterprises                                                        0.7
 ................................................................................
Watson Pharmaceuticals                                                     0.7
 ................................................................................
Tetra Tech                                                                 0.7
 ................................................................................
Lincare                                                                    0.7
 ................................................................................
Orbital Sciences                                                           0.7
--------------------------------------------------------------------------------
O'Reilly Automotive                                                        0.6
 ................................................................................
NCO Group                                                                  0.6
 ................................................................................
E*TRADE                                                                    0.6
 ................................................................................
Sofamor/Danek Group                                                        0.6
 ................................................................................
USWeb                                                                      0.6
--------------------------------------------------------------------------------
Sanmina                                                                    0.6
 ................................................................................
Swift Transportation                                                       0.6
 ................................................................................
QLogic                                                                     0.6
 ................................................................................
Pediatrix Medical Group                                                    0.6
 ................................................................................
National Data                                                              0.6
--------------------------------------------------------------------------------
Proxim                                                                     0.6
 ................................................................................
Synopsys                                                                   0.6
 ................................................................................
Imax                                                                       0.6
 ................................................................................
Level One                                                                  0.6
 ................................................................................
Dollar Tree Stores                                                         0.6
--------------------------------------------------------------------------------
Total                                                                     16.4%

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Portfolio Highlights
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION
Twenty-Five Largest Industries

                                                Percent of           Percent of
                                                Net Assets           Net Assets
                                                   6/30/98             12/31/98
--------------------------------------------------------------------------------
Computer Service and Software                        16.1%                17.5%
 ................................................................................
Miscellaneous Business Services                       8.5                  9.9
 ................................................................................
Media and Communications                              5.2                  6.6
 ................................................................................
Specialty Merchandisers                               6.4                  6.2
 ................................................................................
Hospital Supplies/Hospital Management                 7.4                  6.0
--------------------------------------------------------------------------------
Electronic Components                                 3.3                  5.2
 ................................................................................
Pharmaceuticals                                       2.9                  4.0
 ................................................................................
Distribution Services                                 2.7                  2.7
 ................................................................................
Entertainment and Leisure                             2.1                  2.6
 ................................................................................
Electronic Systems                                    2.4                  2.4
--------------------------------------------------------------------------------
Telecommunications                                    3.5                  2.2
 ................................................................................
Bank and Trust                                        3.4                  2.2
 ................................................................................
Health Care Services                                  2.1                  2.2
 ................................................................................
Insurance                                             2.4                  2.1
 ................................................................................
Aerospace and Defense                                 2.4                  2.1
--------------------------------------------------------------------------------
Transportation Services                               2.3                  2.1
 ................................................................................
General Merchandisers                                 1.9                  2.0
 ................................................................................
Biotechnology                                         1.7                  1.9
 ................................................................................
Miscellaneous Consumer Products                       2.8                  1.7
 ................................................................................
Financial Services                                    2.1                  1.7
--------------------------------------------------------------------------------
Automobiles and Related                               1.8                  1.7
 ................................................................................
Building and Construction                             1.7                  1.5
 ................................................................................
Specialized Computer                                  1.2                  1.5
 ................................................................................
Restaurants                                           1.5                  1.3
 ................................................................................
Education                                             1.3                  1.3
--------------------------------------------------------------------------------
Total                                                89.1%                90.6%

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Performance Comparison
--------------------------------------------------------------------------------

   This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

   DIVERSIFIED SMALL-CAP GROWTH FUND
   -----------------------------------------------------------------------------

                                                           Diversified Small-Cap
             Russell 2000 Growth   Lipper Small Cap Fund     Growth Fund-Line
             -------------------   ---------------------     ----------------

 6/30/97           $10,000                $10,000                $10,000
12/31/97           $10,734                $10,852                $10,710
12/31/98           $10,866                $10,760                $11,094


--------------------------------------------------------------------------------
Average Annual Compound Total Return
--------------------------------------------------------------------------------

   This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.


                                                             Since   Inception
Periods Ended 12/31/98                       1 Year      Inception        Date
--------------------------------------------------------------------------------
Diversified Small-Cap Growth Fund             3.58%          7.14%     6/30/97
 ................................................................................

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------
                                                              December 31, 1998

--------------------
Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                            Year        6/30/97
                                                           Ended        Through
                                                        12/31/98       12/31/97
NET ASSET VALUE
Beginning of period                                      $ 10.70       $ 10.00
                                                         .......................
Investment activities
  Net investment income                                    (0.09)*       (0.03)*
  Net realized and unrealized gain (loss)                   0.46          0.74++
                                                         .......................
  Total from investment activities                          0.37          0.71
                                                         .......................
Distributions
  Net realized gain                                        (0.03)        (0.01)
                                                         .......................
Redemption fees added to paid-in-capital                    0.01             -
                                                         .......................
NET ASSET VALUE
End of period                                            $ 11.05       $ 10.70
                                                         -----------------------
Ratios/Supplemental Data

Total return#                                               3.58%*       7.10%*
 ................................................................................
Ratio of expenses to average net assets                     1.25%*       1.25%+*
 ................................................................................
Ratio of net investment income to average net assets      (0.83)%*     (0.67)%+*
 ................................................................................
Portfolio turnover rate                                     39.8%        13.4%
 ................................................................................
Net assets, end of period (in thousands)                 $ 70,444      $72,071
 ................................................................................

# Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.
* Excludes expenses in excess of a 1.25% voluntary expense limitation in effect through 12/31/98.
+    Annualized
++ The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of the fund's shares in relation to fluctuating market values for the investment portfolio.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------
                                                              December 31, 1998


-----------------------
Statement of Net Assets                                 Shares               Value
-----------------------------------------------------------------------------------
                                                                      In thousands
   Common Stocks  98.6%

   FINANCIAL  6.0%

   Bank and Trust 2.2%
   City National                                            9,100     $        379
   ................................................................................
   Commerce Bancorp                                         5,906              310
   ................................................................................
   Community First Bankshares                              11,800              248
   ................................................................................
   North Fork Bancorporation                                9,500              227
   ................................................................................
   Silicon Valley Bancshares *                             14,400              245
   ................................................................................
   Webster Financial                                        5,600              154
   ................................................................................
                                                                             1,563
                                                                      .............
   Insurance 2.1%
   Amerin *                                                 9,000              220
   ................................................................................
   CMAC Investment                                          4,800              221
   ................................................................................
   E.W. Blanch                                              5,200              247
   ................................................................................
   Executive Risk                                           4,200              231
   ................................................................................
   Protective Life                                          8,800              350
   ................................................................................
   Triad Guaranty *                                         8,500              188
   ................................................................................
                                                                             1,457
                                                                      .............
   Financial Services 1.7%
   AmeriCredit *                                           22,000              304
   ................................................................................
   HealthCare Financial Partners *                          5,800              231
   ................................................................................
   Imperial Credit Industries *                             8,500               71
   ................................................................................
   Legg Mason                                               9,332              295
   ................................................................................
   Waddell & Reed Financial (Class A)                      13,100              310
   ................................................................................
                                                                             1,211
                                                                      .............
   Total Financial                                                           4,231
                                                                      .............
   UTILITIES 0.8%

   Telephone 0.8%
   Comverse Technology *                                    5,500              390
   ................................................................................
   Intervoice *                                             5,800              200
   ................................................................................
   Total Utilities                                                             590
                                                                      .............

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------


                                                  Shares                  Value
--------------------------------------------------------------------------------
                                                                   In thousands


CONSUMER NONDURABLES 16.4%

Food Processing 0.9%

Earthgrains                                        5,400            $       167
 ................................................................................
Smithfield Foods *                                 9,900                    335
 ................................................................................
Twinlab *                                          8,600                    113
 ................................................................................
                                                                            615
                                                                    ............
Hospital Supplies/Hospital Management 5.8%

ADAC Laboratories *                               10,900                    218
 ................................................................................
American Oncology Resources *                      9,100                    133
 ................................................................................
Dentsply International                             6,600                    169
 ................................................................................
First Health Group *                              10,200                    169
 ................................................................................
Lincare *                                         11,400                    462
 ................................................................................
Mentor                                            13,800                    323
 ................................................................................
Omnicare                                           7,900                    274
 ................................................................................
Patterson Dental *                                 4,950                    215
 ................................................................................
Pediatrix Medical Group *                          6,900                    414
 ................................................................................
PSS World Medical *                               10,275                    236
 ................................................................................
Quorum Health Group *                              5,300                     68
 ................................................................................
Renal Care Group *                                 8,100                    235
 ................................................................................
Respironics *                                     13,893                    280
 ................................................................................
Steris *                                           9,700                    276
 ................................................................................
Universal Health Services *                        5,100                    264
 ................................................................................
Veterinary Centers of America *                    4,100                     82
 ................................................................................
VI Technologies *                                  5,000                     51
 ................................................................................
VISX *                                             2,500                    219
 ................................................................................
                                                                          4,088
                                                                    ............
Pharmaceuticals 3.9%

Barr Laboratories *                                4,700                    226
 ................................................................................
Biogen *                                           2,400                    199
 ................................................................................
Duane Reade *                                      7,500                    289
 ................................................................................
Express Scripts (Class A) *                        4,000                    267
 ................................................................................
IDEXX Laboratories *                               3,000                     81
 ................................................................................
Jones Pharma                                       7,100                    259
 ................................................................................
K-V Pharmaceutical (Class A) *                       300                      6
 ................................................................................
Parexel International *                            9,000                    224
 ................................................................................
Sofamor/Danek Group *                              3,600                    438
 ................................................................................

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------


                                                  Shares                 Value
--------------------------------------------------------------------------------
                                                                  In thousands


Theragenics *                                     16,600            $      279
 ................................................................................
Watson Pharmaceuticals *                           7,800                   490
 ................................................................................
                                                                         2,758
                                                                    ............
Biotechnology 1.9%

Covance *                                          7,000                   204
 ................................................................................
Cytyc *                                           10,000                   258
 ................................................................................
Medco Research *                                   6,400                   167
 ................................................................................
NBTY *                                            24,300                   172
 ................................................................................
Serologicals *                                    18,000                   537
 ................................................................................
                                                                         1,338
                                                                    ............
Health Care Services 2.2%

Concentra Managed Care *                          11,472                   121
 ................................................................................
Henry Schein *                                     5,300                   237
 ................................................................................
Inhale Therapeutic Systems *                       8,500                   280
 ................................................................................
Novoste *                                          8,200                   229
 ................................................................................
Orthodontic Centers of America *                  12,900                   251
 ................................................................................
PacifiCare Health Systems (Class B) *              1,700                   135
 ................................................................................
Total Renal Care Holdings *                        9,780                   289
 ................................................................................
                                                                         1,542
                                                                    ............
Miscellaneous Consumer Products 1.7%

Blyth Industries *                                 9,000                   281
 ................................................................................
Fossil *                                           4,000                   115
 ................................................................................
Jones Apparel Group *                              8,300                   183
 ................................................................................
Nautica Enterprises *                             11,600                   173
 ................................................................................
North Face *                                       4,300                    55
 ................................................................................
Pillowtex                                          3,800                   102
 ................................................................................
Quicksilver *                                      5,300                   159
 ................................................................................
Wesley Jessen VisionCare *                         5,500                   152
 ................................................................................
                                                                         1,220
                                                                    ............
Total Consumer Nondurables                                              11,561
                                                                    ............

CONSUMER SERVICES 18.5%

Restaurants 1.3%

Applebee's                                         7,500                   156
 ................................................................................
CKE Restaurants                                    6,655                   196
 ................................................................................
Dave & BusterOs *                                 10,200                   234
 ................................................................................

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------


                                                  Shares                  Value
--------------------------------------------------------------------------------
                                                                   In thousands

Logan's Roadhouse *                                3,700            $       87
 ................................................................................
Outback Steakhouse *                               6,900                   275
 ................................................................................
                                                                           948
                                                                    ............
General Merchandisers 2.0%

Bed Bath & Beyond *                                8,600                   293
 ................................................................................
Dollar Tree Stores *                               9,225                   403
 ................................................................................
Family Dollar Stores                               4,200                    92
 ................................................................................
Fred Meyer *                                       5,700                   344
 ................................................................................
Kenneth Cole Productions (Class A) *               2,900                    54
 ................................................................................
Neiman-Marcus *                                    8,100                   202
 ................................................................................
                                                                         1,388
                                                                    ............
Specialty Merchandisers 6.0%

Barnes & Noble *                                   4,500                   191
 ................................................................................
Borders Group *                                    9,500                   237
 ................................................................................
CDW Computer Centers *                             4,100                   397
 ................................................................................
Day Runner *                                       6,900                    99
 ................................................................................
General Nutrition *                                8,000                   130
 ................................................................................
Guitar Center *                                    5,400                   133
 ................................................................................
Insight Enterprises *                              9,700                   494
 ................................................................................
Lands' End *                                       7,000                   189
 ................................................................................
Linens 'n Things *                                 5,400                   214
 ................................................................................
Men's Wearhouse *                                  8,700                   274
 ................................................................................
Office Depot *                                     8,200                   303
 ................................................................................
Pacific Sunwear *                                  6,100                   100
 ................................................................................
Renters Choice *                                  11,000                   347
 ................................................................................
Ross Stores                                        6,500                   256
 ................................................................................
SLI *                                              7,900                   219
 ................................................................................
Stein Mart *                                      17,200                   120
 ................................................................................
Whole Foods Market *                               3,700                   179
 ................................................................................
Williams-Sonoma *                                  9,000                   363
 ................................................................................
                                                                         4,245
                                                                    ............
Entertainment and Leisure 2.6%

Brinker *                                          7,600                   219
 ................................................................................
Imax *                                            12,800                   406
 ................................................................................
J & J Snack Foods *                                9,500                   215
 ................................................................................
Promus Hotel *                                     5,147                   167
 ................................................................................
SFX Entertainment (Class A) *                      5,200                   286
 ................................................................................
Sonic *                                            3,800                    91
 ................................................................................

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------


                                                  Shares                  Value
--------------------------------------------------------------------------------
                                                                   In thousands

Steinway Musical Instruments *                     6,900               $    179
 ................................................................................
Sunterra *                                        17,200                    258
 ................................................................................
                                                                          1,821
                                                                      ..........
Media and Communications 6.6%

A.C. Nielson *                                     7,200                    203
 ................................................................................
American Tower Systems (Class A) *                 5,200                    154
 ................................................................................
Catalina Marketing *                               2,800                    191
 ................................................................................
Century Communications (Class A) *                 9,900                    315
 ................................................................................
Chancellor Media *                                 7,200                    345
 ................................................................................
Cox Radio (Class A) *                              5,000                    211
 ................................................................................
Emmis Broadcasting (Class A) *                     7,500                    325
 ................................................................................
Harte-Hanks                                        7,000                    200
 ................................................................................
Heftel Broadcasting (Class A) *                    3,900                    193
 ................................................................................
Infousa (Class A) *                               17,400                     87
 ................................................................................
Infousa (Class B) *                               15,700                     81
 ................................................................................
Jacor Communications *                             5,100                    330
 ................................................................................
Level One *                                       11,400                    405
 ................................................................................
Media General (Class A)                            2,600                    138
 ................................................................................
Outdoor Systems *                                 11,775                    353
 ................................................................................
Saga Communications (Class A) *                    2,500                     51
 ................................................................................
TCA Cable TV                                       7,800                    278
 ................................................................................
United Video Satellite (Class A) *                 8,200                    193
 ................................................................................
Univision Communications (Class A) *               4,500                    163
 ................................................................................
Valassis Communications *                          3,600                    186
 ................................................................................
World Color Press *                                4,200                    128
 ................................................................................
Young Broadcasting (Class A) *                     2,900                    121
 ................................................................................
                                                                          4,651
                                                                      ..........
Total Consumer Services                                                  13,053
                                                                      ..........

CONSUMER CYCLICALS 3.2%

Automobiles and Related 1.7%

Central Parking                                    3,050                     99
 ................................................................................
Gentex *                                          17,900                    359
 ................................................................................
O'Reilly Automotive *                              9,600                    452
 ................................................................................
Tower Automotive *                                12,400                    309
 ................................................................................
                                                                          1,219
                                                                      ..........

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------


                                                      Shares                   Value
--------------------------------------------------------------------------------------
                                                                        In thousands
Building and Real Estate 0.8%

Apartment Investment & Management, (Class A) REIT      8,012              $      298
 ......................................................................................
Premier Parks *                                        9,200                     278
 ......................................................................................
                                                                                 576
                                                                          ............
Miscellaneous Consumer Durables 0.7%

HA-LO Industries *                                     8,700                     327
 ......................................................................................
Polo Ralph Lauren (Class A) *                          7,600                     146
 ......................................................................................
                                                                                 473
                                                                          ............
Total Consumer Cyclicals                                                       2,268
                                                                          ............

TECHNOLOGY 14.3%

Electronic Components 5.2%

Burr Brown *                                           9,550                     223
 ......................................................................................
Cybex Computer Products *                             10,050                     293
 ......................................................................................
Dallas Semiconductor                                   6,600                     269
 ......................................................................................
Etec Systems *                                         5,700                     228
 ......................................................................................
Lattice Semiconductor *                                6,900                     317
 ......................................................................................
Maxim Integrated Products *                            5,000                     218
 ......................................................................................
Micrel *                                               5,500                     304
 ......................................................................................
Microchip Technology *                                 5,800                     214
 ......................................................................................
MicroTouch Systems *                                  11,700                     155
 ......................................................................................
Plexus *                                               6,200                     209
 ......................................................................................
PMC-Sierra *                                           1,900                     120
 ......................................................................................
QLogic *                                               3,200                     418
 ......................................................................................
Sanmina *                                              6,800                     424
 ......................................................................................
Vitesse Semiconductor *                                5,200                     237
 ......................................................................................
                                                                               3,629
                                                                          ............
Electronic Systems 2.4%

Black Box *                                            5,800                     219
 ......................................................................................
Dionex *                                               8,800                     325
 ......................................................................................
Novellus Systems *                                     3,200                     158
 ......................................................................................
Sawtek *                                              13,000                     228
 ......................................................................................
Teradyne *                                             5,200                     220
 ......................................................................................
Tollgrade Communications *                            10,000                     196
 ......................................................................................
Uniphase *                                             5,200                     361
 ......................................................................................
                                                                               1,707
                                                                          ............

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------


                                                  Shares                  Value
--------------------------------------------------------------------------------
                                                                   In thousands


Information Processing 0.9%

Data Processing Resources *                        7,000             $      205
 ................................................................................
First USA Paymentech *                             7,700                    142
 ................................................................................
SCI Systems *                                      4,800                    277
                                                                     ...........
                                                                            624
                                                                     ...........
Specialized Computer 1.5%

Pinnacle *                                         5,100                    181
 ................................................................................
Security Dynamics Technologies *                  12,400                    286
 ................................................................................
Symbol Technologies                                8,350                    534
 ................................................................................
Technology Solutions *                             6,950                     74
 ................................................................................
                                                                          1,075
                                                                     ...........
Telecommunications 2.2%

Dialogic *                                         7,600                    149
 ................................................................................
Inter-Tel                                          5,400                    127
 ................................................................................
Omnipoint *                                        4,500                     42
 ................................................................................
Pacific Gateway Exchange *                         4,300                    207
 ................................................................................
Premisys Communications *                          6,100                     56
 ................................................................................
Proxim *                                          15,300                    409
 ................................................................................
Tekelec *                                          8,800                    146
 ................................................................................
Transaction Network Services (Class A) *           7,800                    156
 ................................................................................
USA Networks *                                     7,700                    255
 ................................................................................
                                                                          1,547
                                                                     ...........
Aerospace and Defense 2.1%

AAR                                               14,400                    344
 ................................................................................
Avondale Industries *                             10,000                    290
 ................................................................................
Orbital Sciences (Class A) *                      10,400                    460
 ................................................................................
Precision Castparts                                4,100                    182
 ................................................................................
Triumph Group *                                    6,700                    214
 ................................................................................
                                                                          1,490
                                                                     ...........
Total Technology                                                         10,072
                                                                     ...........
EDUCATION 1.3%

Apollo Group (Class A) *                           8,550                    289
 ................................................................................
ITT Educational Service *                          5,200                    177
 ................................................................................
Learning Tree International *                     12,400                    113
 ................................................................................
Sylvan Learning Systems *                          9,750                    297
 ................................................................................
Total Education                                                             876
                                                                     ...........

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------


                                                  Shares                  Value
--------------------------------------------------------------------------------
                                                                   In thousands

CAPITAL EQUIPMENT 0.4%

Machinery 0.4%

JLG Industries                                    15,500             $     242
 ................................................................................
Total Capital Equipment                                                    242
                                                                     ...........
BUSINESS SERVICES AND
TRANSPORTATION 32.9%

Computer Service and Software 17.1%

Affiliated Computer Services (Class A) *           6,700                   302
 ................................................................................
Analysts International                             7,500                   145
 ................................................................................
AXENT Technologies *                              12,300                   381
 ................................................................................
BISYS Group *                                      5,800                   299
 ................................................................................
Cadence Design Systems *                           8,200                   244
 ................................................................................
Cambridge Technology Partners *                    2,900                    64
 ................................................................................
CIBER *                                           10,000                   279
 ................................................................................
Citrix Systems *                                   5,850                   568
 ................................................................................
Cognos *                                           6,600                   163
 ................................................................................
Computer Management Sciences *                    14,400                   248
 ................................................................................
Cotelligent Group *                                8,900                   190
 ................................................................................
Datastream *                                      13,200                   150
 ................................................................................
Documentum *                                       5,200                   279
 ................................................................................
DST Systems *                                      5,300                   302
 ................................................................................
E*TRADE Group *                                    9,400                   440
 ................................................................................
Electronic Arts *                                  6,300                   353
 ................................................................................
Engineering Animation *                            4,300                   232
 ................................................................................
HBO                                               17,210                   494
 ................................................................................
Hyperion Solutions *                              11,400                   206
 ................................................................................
IDX Systems *                                      6,600                   291
 ................................................................................
International Network Services *                   4,900                   326
 ................................................................................
Intuit *                                           3,500                   254
 ................................................................................
Keane *                                            6,400                   256
 ................................................................................
Legato Systems *                                   4,500                   297
 ................................................................................
Lexmark International Group (Class A) *            1,300                   131
 ................................................................................
Mastech *                                          7,400                   210
 ................................................................................
National Data                                      8,400                   409
 ................................................................................
National Instruments *                             7,700                   263
 ................................................................................

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------


                                                  Shares                  Value
--------------------------------------------------------------------------------
                                                                   In thousands

Network Associates *                               5,400             $     358
 ................................................................................
PLATINUM technology *                              6,100                   117
 ................................................................................
QRS *                                              8,000                   380
 ................................................................................
Saville Systems ADR *                             11,500                   218
 ................................................................................
Sterling Commerce *                                5,106                   230
 ................................................................................
Summit Design *                                   26,200                   242
 ................................................................................
SunGard Data Systems *                             8,100                   321
 ................................................................................
Sykes Enterprises *                                9,300                   283
 ................................................................................
Symantec *                                         5,800                   126
 ................................................................................
Synopsys *                                         7,500                   406
 ................................................................................
Transaction Systems Architects *                   7,400                   372
 ................................................................................
Usweb *                                           16,650                   438
 ................................................................................
VERITAS Software *                                 6,450                   386
 ................................................................................
Visio *                                            5,000                   181
 ................................................................................
Zebra Technologies (Class B) *                     7,200                   207
 ................................................................................
                                                                        12,041
                                                                     ...........
Distribution Services 2.7%

AmeriSource Health (Class A) *                     5,100                   331
 ................................................................................
Aviation Sales *                                   3,000                   122
 ................................................................................
Barnett *                                         14,100                   191
 ................................................................................
Central Garden & Pet *                             7,100                   103
 ................................................................................
MSC (Class A) *                                    8,300                   188
 ................................................................................
Richfood Holdings                                  9,800                   203
 ................................................................................
Tech Data *                                        5,900                   237
 ................................................................................
U.S. Foodservice *                                 5,400                   265
 ................................................................................
Watsco (Class A)                                  14,250                   239
 ................................................................................
                                                                         1,879
                                                                     ...........
Environmental 0.4%

Allied Waste Industries *                         13,400                   317
 ................................................................................
                                                                           317
                                                                     ...........
Transportation Services 2.1%

BE Aerospace *                                    11,600                   243
 ................................................................................
Coach USA *                                        8,500                   295
 ................................................................................
Expeditors International of Washington             6,600                   278
 ................................................................................
Swift Transportation *                            15,150                   421
 ................................................................................
USFreightways                                      7,900                   230
 ................................................................................
                                                                         1,467
                                                                     ...........

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------


                                                  Shares                  Value
--------------------------------------------------------------------------------
                                                                   In thousands

Miscellaneous Business Services 9.7%

ABR Information Service *                          6,500             $      126
 ................................................................................
Billing Information Concepts *                       500                      5
 ................................................................................
Carriage Services (Class A) *                      6,700                    190
 ................................................................................
Concord EFS *                                     13,350                    563
 ................................................................................
Consolidated Graphics *                            4,100                    277
 ................................................................................
CORT Business Services *                           8,100                    196
 ................................................................................
Fair, Issac and Company                            4,800                    222
 ................................................................................
Fastenal                                           3,100                    136
 ................................................................................
First Consulting Group                            12,551                    260
 ................................................................................
G & K Services (Class A)                           5,600                    297
 ................................................................................
Insituform Technologies (Class A) *                8,000                    116
 ................................................................................
Knoll *                                            5,400                    160
 ................................................................................
Merrill                                            9,400                    182
 ................................................................................
META Group *                                      12,800                    386
 ................................................................................
Metamor Worldwide *                               11,400                    283
 ................................................................................
Modis Professional Services *                     21,600                    313
 ................................................................................
National Computer Systems                          6,400                    236
 ................................................................................
NCO Group *                                        9,800                    441
 ................................................................................
NOVA *                                            10,796                    374
 ................................................................................
Paging Network *                                  17,300                     81
 ................................................................................
Prepaid Legal Services *                           4,600                    152
 ................................................................................
Professional Staff ADR *                          16,000                    121
 ................................................................................
Rent Way *                                         9,900                    241
 ................................................................................
Romac International *                             13,300                    295
 ................................................................................
Service Experts *                                  8,000                    234
 ................................................................................
StaffMark *                                        5,900                    133
 ................................................................................
Strayer Education                                  3,800                    134
 ................................................................................
Superior Services *                                8,300                    166
 ................................................................................
Tetra Tech *                                      18,125                    489
 ................................................................................
                                                                          6,809
                                                                     ...........
Airlines 0.9%

Alaska Air Group *                                 4,300                    190
 ................................................................................
Comair Holdings                                    8,950                    301
 ................................................................................
Mesaba Holdings *                                  7,800                    161
 ................................................................................
                                                                            652
                                                                     ...........
Total Business Services and Transportation                               23,165
                                                                     ...........

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------


                                                  Shares                  Value
--------------------------------------------------------------------------------
                                                                   In thousands

ENERGY 1.0%

Energy Services 0.8%

BJ Services *                                      8,600             $     134
 ................................................................................
Oceaneering International *                       11,700                   176
 ................................................................................
R & B Falcon *                                     6,200                    47
 ................................................................................
Smith International *                              4,500                   113
 ................................................................................
Weatherford International *                        4,100                    80
 ................................................................................
                                                                           550
                                                                     ...........
Exploration and Production 0.2%

Noble Affiliates                                   6,100                   150
 ................................................................................
                                                                           150
                                                                     ...........
Total Energy                                                               700
                                                                     ...........

PROCESS INDUSTRIES 1.9%

Specialty Chemicals 0.4%

Sybron International *                            12,100                   329
 ................................................................................
                                                                           329
                                                                     ...........
Building and Construction 1.5%

American Homestar *                               14,300                   215
 ................................................................................
Dycom Industries *                                 4,100                   234
 ................................................................................
Fairfield Communities *                            9,600                   106
 ................................................................................
Global Industries *                                8,800                    55
 ................................................................................
NCI Building Systems *                             9,800                   276
 ................................................................................
Simpson Manufacturing *                            4,000                   150
 ................................................................................
                                                                         1,036
                                                                     ...........
Total Process Industries                                                 1,365
                                                                     ...........

BASIC MATERIALS 0.6%

Metals 0.1%

RTI International Metals *                         5,800                    81
 ................................................................................
                                                                            81
                                                                     ...........

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------

                                                                          Shares                  Value
---------------------------------------------------------------------------------------------------------
                                                                                           In thousands
  Miscellaneous Materials 0.5%
  Gilat Satellite Networks *                                               6,700            $       371
  .......................................................................................................
                                                                                                    371
                                                                                            .............
  Total Basic Materials                                                                             452
                                                                                            .............
  Total Miscellaneous Common Stocks 1.3%                                                            911
                                                                                            .............

  Total Common Stocks (Cost $59,555)                                                             69,486
                                                                                            .............

  Short-Term Investments 2.1%

  Money Market Funds 2.1%
  Reserve Investment Fund, 5.42% #                                     1,460,536                  1,461
  .......................................................................................................
  Total Short-Term Investments (Cost $1,461)                                                      1,461
                                                                                            .............

Total Investments in Securities
100.7% of Net Assets (Cost $61,016)                                                         $    70,947

Other Assets Less Liabilities                                                                      (503)
                                                                                            .............

NET ASSETS                                                                                  $    70,444
                                                                                            -------------

Net Assets Consist of:

Accumulated net realized gain/loss - net of distributions                                   $    (7,190)

Net unrealized gain (loss)                                                                        9,931

Paid-in-capital applicable to 6,376,853 shares of $0.0001 par
value capital stock outstanding; 1,000,000,000 shares authorized                                 67,703
                                                                                            .............

NET ASSETS                                                                                  $    70,444
                                                                                            -------------

NET ASSET VALUE PER SHARE                                                                   $     11.05
                                                                                            -------------

   # Seven-day yield
   * Non-income producing
 ADR American Depository Receipt
REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------

-----------------------
Statement of Operations
--------------------------------------------------------------------------------
In thousands


                                                                          Year
                                                                         Ended
                                                                      12/31/98
Investment Income Income
  Dividend                                                           $     176
  Interest                                                                 115
  Total income                                                             291
                                                                     ...........
Expenses
  Investment management                                                    325
  Shareholder servicing                                                    307
  Custody and accounting                                                    89
  Prospectus and shareholder reports                                        63
  Registration                                                              28
  Legal and audit                                                           12
  Directors                                                                  6
  Miscellaneous                                                             46
                                                                     ...........
  Total expenses                                                           876
                                                                     ...........
Net investment income                                                     (585)
                                                                     ...........
Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                  (7,194)
Change in net unrealized gain or loss on securities                      9,852
                                                                     ...........
Net realized and unrealized gain (loss)                                  2,658
                                                                     ...........
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                               $   2,073
                                                                     -----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------


----------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands


                                                              Year      6/30/97
                                                             Ended      Through
                                                          12/31/98     12/31/97
Increase (Decrease) in Net Assets
Operations
  Net investment income                                   $   (585)    $   (174)
  Net realized gain (loss)                                  (7,194)         431
  Change in net unrealized gain or loss                      9,852           79
                                                          ......................
  Increase (decrease) in net assets from operations          2,073          336
                                                          ......................
Distributions to shareholders
  Net realized gain                                           (191)         (67)
                                                          ......................
Capital share transactions *
  Shares sold                                               35,966       81,333
  Distributions reinvested                                     190           65
  Shares redeemed                                          (39,729)      (9,747)
  Redemption fees received                                      64           51
                                                          ......................
  Increase (decrease) in net assets from capital
  share transactions                                        (3,509)      71,702
                                                          ......................
Net Assets
Increase (decrease) during period                           (1,627)      71,971
Beginning of period                                         72,071          100
                                                          ......................
End of period                                             $ 70,444     $ 72,071
                                                          ---------------------
*Share information
  Shares sold                                                3,404        7,622
  Distributions reinvested                                      19            6
  Shares redeemed                                           (3,779)        (905)
                                                          ......................
  Increase (decrease) in shares outstanding                   (356)       6,723

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------
                                                              December 31, 1998


-----------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

    T. Rowe Price Diversified Small-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on June 30, 1997.

    The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

    Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

    Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

    Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

    Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.

NOTE 2 - INVESTMENT TRANSACTIONS

    Purchases and sales of portfolio securities, other than short-term securities, aggregated $27,310,000 and $31,198,000, respectively, for the year ended December 31, 1998.

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------


NOTE 3 - FEDERAL INCOME TAXES

   No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its income. As of December 31, 1998, the fund has capital loss carryforwards for federal income tax purposes of $5,643,000, all of which expires in 2006.

   In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended December 31, 1998. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

--------------------------------------------------------------------------------

Undistributed net investment income                             $       585,000
Paid-in-capital                                                        (585,000)

   At December 31, 1998, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $61,016,000. Net unrealized gain aggregated $9,931,000 at period-end, of which $16,406,000 related to appreciated investments and $6,475,000 to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

   The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $29,000 was payable at December 31, 1998. The fee is computed daily and paid monthly, and consists, of an individual fund fee equal to 0.35% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At December 31, 1998, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------


    Under the terms of the investment management agreement, the manager is required to bear any expenses through December 31, 1998, which would cause the fund's ratio of expenses to average net assets to exceed 1.25%. Thereafter, through December 31, 2000, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of expenses to average net assets to exceed 1.25%. Pursuant to this agreement, $146,000 of management fees were not accrued by the fund for the year ended December 31, 1998. Additionally, $94,000 of unaccrued 1997 fees remain subject to reimbursement through December 31, 2000.

    In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $308,000 for the year ended December 31, 1998, of which $32,000 was payable at period-end.

    The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 1998, totaled $115,000 and are reflected as interest income in the accompanying Statement of Operations.

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------

---------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price Diversified Small-Cap Growth Fund, Inc.

    In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Diversified Small-Cap Growth Fund, Inc. (the "Fund") at December 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998, by correspondence with custodians, provide a reasonable basis for the opinion expressed above.



    PricewaterhouseCoopers LLP
    Baltimore, Maryland
    January 21, 1999

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------


-----------------------------------------------------------
Tax Information (Unaudited) for the Tax Year Ended 12/31/98
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $191,000 from short-term capital gains.

For yield, price, last transaction,               Investor Centers:
current balance, or to conduct                    101 East Lombard St.
transactions, 24 hours, 7 days                    Baltimore, MD 21202
a week, call Tele*Access(r):
1-800-638-2587 toll free                          T. Rowe Price
                                                  Financial Center
For assistance                                    10090 Red Run Blvd.
with your existing                                Owings Mills, MD 21117
fund account, call:
Shareholder Service Center                        Farragut Square
1-800-225-5132 toll free                          900 17th Street, N.W.
410-625-6500 Baltimore area                       Washington, D.C. 20006

To open a Brokerage account                       ARCO Tower
or obtain information, call:                      31st Floor
1-800-638-5660 toll free                          515 South Flower St.
                                                  Los Angeles, CA 90071
Internet address:
www.troweprice.com                                4200 West Cypress St.
                                                  10th Floor
T. Rowe Price Associates                          Tampa, FL 33607
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price Diversified Small-Cap
Growth Fund.


[LOGO OF T.ROWEPRICE APPEARS HERE]

T. Rowe Price Investment Services, Inc., Distributor.         F20-050  12/31/98